Pensions and other post retirement benefits - Reconciliation of the net defined benefit liability (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	£ (263)	£ (1,933)	£ (2,585)
Changes in net defined benefit liability (asset) [abstract]
Cost recognised in the income statement	(316)	(283)	(399)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(33)	1,488	3
Employer contributions	419	475	1,073
Other movements	(25)	(10)	(25)
Net defined benefit liability (asset), ending balance	(218)	(263)	(1,933)
UK Pensions
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	1,104	(156)	(15)
Changes in net defined benefit liability (asset) [abstract]
Cost recognised in the income statement	(103)	(67)	(128)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	57	1,177	(541)
Employer contributions	174	150	528
Other movements	(1)	0	0
Net defined benefit liability (asset), ending balance	1,231	1,104	(156)
US Pensions
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(552)	(728)	(1,009)
Changes in net defined benefit liability (asset) [abstract]
Cost recognised in the income statement	(132)	(134)	(155)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(56)	102	179
Employer contributions	231	208	257
Other movements	0	0	0
Net defined benefit liability (asset), ending balance	(509)	(552)	(728)
US other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(815)	(1,049)	(1,561)
Changes in net defined benefit liability (asset) [abstract]
Cost recognised in the income statement	(81)	(82)	(116)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(34)	209	365
Employer contributions	14	117	288
Other movements	(24)	(10)	(25)
Net defined benefit liability (asset), ending balance	£ (940)	£ (815)	£ (1,049)